ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES.
Schedule of accrued expenses and other liabilities

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Salary and welfare payable	624,166	631,772	88,983
Customer deposits	218,366	180,945	25,486
Accrued expenses	86,270	57,686	8,125
Accrual for purchases of property and equipment	71,234	70,014	9,861
Other tax payables	12,005	10,362	1,459
Fair value accounting of financial instruments	5,452	—	—
Others	128,161	140,794	19,831
	1,145,654	1,091,573	153,745